INCOME TAXES (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		4 Months Ended	12 Months Ended		5 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Aug. 30, 2012
Reconciliation of effective tax rate on earnings (loss) from continuing operations before income taxes and the U.S. federal income tax statutory rate
Income tax expense at the federal statutory rate			$ (13,470)	$ 34,035	$ 34,902
Effect of:
State income taxes			(1,930)	195	1,479
Increase in reserve for uncertain tax positions				1,050	2,193
Federal and state credits				(2,985)	(2,600)
Change in net operating loss carryforward for excess tax deductions					(28,206)
Permanent items			20	1,485	537
Other items				(1,100)	(6,088)
Valuation allowance			18,880	790	(265,600)
Income tax provision (benefit)	3,930	(3,100)	3,500	33,470	(263,383)
Effective income tax rate (as a percent)	39.00%	39.00%	(9.10%)	34.40%	(264.10%)
Predecessor
Reconciliation of effective tax rate on earnings (loss) from continuing operations before income taxes and the U.S. federal income tax statutory rate
Income tax expense at the federal statutory rate						21,600
Effect of:
State income taxes						2,500
Permanent items						100
Valuation allowance						(21,700)
Income tax provision (benefit)						$ 2,500
Effective income tax rate (as a percent)						4.00%